Subsequent Events	12 Months Ended
Mar. 31, 2023
Subsequent Events [Abstract]
Subsequent Events
24.
Subsequent events

In the month of June 2022, the Company entered into an agreement with AXA Partners Holding S.A to purchase 100% equity shares of Global Insurance Management and A1 Guarantee Limited for a consideration of £5,000,000. The acquiree company is a private limited company incorporated in England. Global Insurance Management is part of the AXA group of companies and is a leading provider of warranties, insurances and underwriting expert to the manufacturing, banking, motor and affinity market both in the UK and worldwide. Management expects to complete this transaction by the end of second quarter FY 2023.

In the month of August 2022, the Company entered into an agreement with National Automobile Club to purchase 100% equity shares of National Automobile Club for a consideration of $1,750,000. National Automobile Club (‘Seller’) is a company incorporated in the United States and is a nationwide provider of roadside assistance programs to commercial and government enterprises, and a membership organization whose primary purpose is to provide emergency road service to resident motorists of the state of California. The company is wholly owned by National Automobile club Employee Stock Ownership Trust. Acquisition process of National Automobile Club has been completed on June 6, 2023.